Accounts Receivable - Movements on the allowance for credit losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Allowance for Doubtful Accounts Receivable
As at January 1	$ 60	$ 20
Increase in allowance for credit losses	150	119
Decrease in allowance due to subsequent collection	(17)	(14)
Exchange difference	(4)	(4)
As at June 30	$ 189	$ 121